Goodwill and Other Intangible Assets - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2016 USD ($)
Schedule of Future Estimated Amortization Expense, Other Intangible Assets
2017	$ 45.6
2018	36.2
2019	31.5
2020	26.6
2021	$ 22.9